UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Bramshill Income Performance Fund
Institutional Class | BRMSX
Semi-Annual Shareholder Report | September 30, 2024
This semi-annual shareholder report contains important information about the Bramshill Income Performance Fund for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.bramshillfunds.com. You can also request this information by contacting us at 877-272-6718.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.07%*
*	Expense ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$986,296,695
Number of Holdings	81
Net Advisory Fee	$3,760,379
Portfolio Turnover	21%
Average Credit Quality	A-
Effective Duration	5.7 yrs
Visit https://www.bramshillfunds.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2024)

Top Holdings	(%)
United States Treasury Note/Bond	12.5%
United States Treasury Bill	10.1%
First American Government Obligations Fund	5.2%
United States Treasury Bill	4.5%
Sempra Energy Depositary Shares	3.1%
BP Capital Markets PLC	3.0%
Wells Fargo & Co.	3.0%
JPMorgan Ultra-Short Income ETF	3.0%
iShares Short Maturity Bond ETF	3.0%
Charles Schwab Corp. (The) Depositary Shares	2.5%

Security Type	(%)
Corporate Bonds	30.9%
Preferred Stocks	24.2%
U.S. Treasury Bills	14.6%
U.S. Treasury Securities	12.5%
Exchange Traded Funds	10.1%
Money Market Funds	5.6%
Closed End Funds	1.9%
Open End Funds	0.4%
Cash & Other	-0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.bramshillfunds.com.
Bramshill Income Performance Fund	PAGE 1	TSR-SAR-00777X868

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Bramshill Investments, LLC documents not be householded, please contact Bramshill Investments, LLC at 877-272-6718, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Bramshill Investments, LLC or your financial intermediary.
Bramshill Income Performance Fund	PAGE 2	TSR-SAR-00777X868

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

BRAMSHILL INCOME PERFORMANCE FUND
Financial Statements
September 30, 2024

Bramshill Income Performance Fund
Schedule of Investments
September 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 30.9%
Aerospace/Defense - 0.6%
RTX Corp., 3.03%, 03/15/2052	$ 8,989,000	$ 6,274,504
Banks - 4.6%
Wells Fargo & Co.
2.41% to 10/30/2024 then 3 mo. Term SOFR + 1.09%, 10/30/2025	14,580,000	14,540,567
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026	29,973,000	29,649,412
		44,189,979
Cruise Lines - 1.7%
NCL Corp. Ltd., 8.38%, 02/01/2028(a)	16,060,000	16,881,003
Diversified Banking Instruments - 2.7%
Bank of America Corp., 1.20% to 10/24/2025 then SOFR + 1.01%, 10/24/2026	22,305,000	21,530,398
Goldman Sachs Group, Inc., 1.09% to 12/09/2025 then SOFR + 0.79%, 12/09/2026	520,000	498,710
JPMorgan Chase & Co., 2.60% to 02/24/2025 then SOFR + 0.92%, 02/24/2026	4,325,000	4,282,745
		26,311,853
E-Commerce/Products - 0.3%
Alibaba Group Holding Ltd., 3.15%, 02/09/2051	3,972,000	2,841,680
Electric-Integrated - 1.4%
Dominion Energy, Inc., 6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	12,646,000	13,428,787
Energy - 1.1%
Berkshire Hathaway Energy Co., 2.85%, 05/15/2051	4,819,000	3,260,337
BP Capital Markets America, Inc., 3.00%, 03/17/2052	5,023,000	3,440,232
Valero Energy Corp., 3.65%, 12/01/2051	6,084,000	4,428,778
		11,129,347
Financials - 2.1%
Barclays PLC, 3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	2,546,000	1,955,502
Goldman Sachs Group, Inc., 3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042	5,636,000	4,485,271
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	8,771,000	7,328,924
Nasdaq, Inc., 3.25%, 04/28/2050	9,109,000	6,581,206
		20,350,903

	Par	Value
Food-Misc/Diversified - 1.0%
Post Holdings, Inc., 6.25%, 02/15/2032(a)	$ 10,020,000	$ 10,333,516
Insurance - 1.8%
Arch Capital Group Ltd., 3.64%, 06/30/2050	6,212,000	4,828,906
Athene Holding Ltd., 3.95%, 05/25/2051	9,687,000	7,454,169
Reinsurance Group of America, Inc., 7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	200,625	5,318,569
		17,601,644
Manufacturing - 1.5%
LYB International Finance III LLC, 3.63%, 04/01/2051	10,008,000	7,441,482
Micron Technology, Inc., 3.48%, 11/01/2051	10,027,000	7,333,212
		14,774,694
Media - 0.6%
Charter Communications Operating LLC, 3.50%, 06/01/2041	8,771,000	6,156,008
Pharmaceuticals - 0.7%
Biogen, Inc., 3.15%, 05/01/2050	10,096,000	6,977,712
Pipelines - 2.2%
Enbridge, Inc., 8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084	2,223,000	2,491,979
Energy Transfer LP
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	6,833,000	7,360,659
8.53% (3 mo. Term SOFR + 3.28%), 11/01/2066(b)	709,000	673,535
Kinder Morgan, Inc., 3.25%, 08/01/2050	7,158,000	4,854,316
Williams Cos., Inc., 3.50%, 10/15/2051	9,118,000	6,618,585
		21,999,074
Private Equity - 0.8%
Brookfield Finance, Inc., 6.35%, 01/05/2034	7,341,000	8,074,527
Real Estate Investment Trust - 3.2%
American Tower Corp., 2.95%, 01/15/2051	5,836,000	3,953,793
Rithm Capital Corp., 8.00%, 04/01/2029(a)	21,076,000	21,300,460
Simon Property Group LP, 3.25%, 09/13/2049	9,188,000	6,674,577
		31,928,830

The accompanying notes are an integral part of these financial statements.

1

Bramshill Income Performance Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Retail - 0.8%
Macy’s Retail Holdings LLC, 4.30%, 02/15/2043	$ 3,226,000	$ 2,245,627
Starbucks Corp., 3.50%, 11/15/2050	7,003,000	5,324,509
		7,570,136
Software & Services - 1.4%
Oracle Corp.
3.60%, 04/01/2040	8,707,000	7,234,800
3.85%, 04/01/2060(b)	8,604,000	6,460,486
		13,695,286
Telecommunication Service - 0.6%
Verizon Communications, Inc., 2.88%, 11/20/2050	9,308,000	6,303,538
Utilities - 1.8%
American Electric Power Co., Inc., 3.25%, 03/01/2050	5,862,000	4,137,902
Duke Energy Corp., 3.30%, 06/15/2041	9,183,000	7,217,568
Pacific Gas and Electric Co., 3.50%, 08/01/2050	9,020,000	6,520,151
		17,875,621
TOTAL CORPORATE BONDS (Cost $286,878,058)		304,698,642

	Shares
PREFERRED STOCKS - 24.2%
Banks - 2.5%
Bank of America Corp. Depositary Shares, 6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	1,837	1,878,964
Bank of New York Mellon Corp. Depositary Shares, 4.70% to 09/20/2025 then 5 yr. CMT Rate + 4.36%, Perpetual	4,360	4,336,904
Citigroup, Inc. Depositary Shares, 4.00% to 12/10/2025 then 5 yr. CMT Rate + 3.60%, Perpetual	6,511	6,395,256
Citigroup, Inc. Depositary Shares, 7.00% to 08/15/2034 then 10 yr. CMT Rate + 2.76%, Perpetual	4,373	4,696,109
Regions Financial Corp. Depositary Shares, 5.75% to 09/15/2025 then 5 yr. CMT Rate + 5.43%, Perpetual	7,478	7,464,017
		24,771,250
Energy - 5.2%
BP Capital Markets PLC, 4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual	30,276	30,042,095

	Shares	Value
Edison International Depositary Shares, 5.38% to 03/15/2026 then 5 yr. CMT Rate + 4.70%, Perpetual	21,194	$ 21,040,786
		51,082,881
Financials - 4.8%
Ally Financial, Inc. Depositary Shares
4.70% to 5/15/2028 then H157 yr. CMT Rate + 3.48%, Perpetual	18,703	15,400,462
4.70% to 5/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual	937	831,243
Charles Schwab Corp. (The) Depositary Shares, 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	24,761	24,773,942
UBS Group AG, 9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%, Perpetual(a)	1,977	2,190,674
Virtus Convertible & Income Fund Series A, 5.63%, Perpetual	153,651	3,588,135
Virtus Convertible & Income Fund II 5.50%, Perpetual	7,743	171,662
		46,956,118
Insurance - 2.8%
Allstate Corp. Depositary Shares Series J, 7.38%, Perpetual	178,012	4,930,932
Lincoln National Corp. Depositary Shares
9.25% to 3/1/2028 then 5 yr. CMT Rate + 5.32%, Perpetual	11,813	13,023,974
Series D, 9.00%, Perpetual	362,374	10,244,313
		28,199,219
Investment Companies - 1.6%
Brookfield Oaktree Holdings LLC
Series A, 6.63%, Perpetual	197,950	4,924,996
Series B, 6.55%, Perpetual	464,808	11,025,246
		15,950,242
Pipelines - 0.8%
Enbridge, Inc.
Series 5, 6.68% to 3/1/2029 then 5 yr. CMT Rate + 2.82%, Perpetual	99,883	2,386,704
Series L, 5.86% to 9/1/2027 then 5 yr. CMT Rate + 3.15%, Perpetual	69,467	1,554,845
Energy Transfer LP Depositary Shares, 7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	4,175	4,272,708
		8,214,257
Real Estate Investment Trust - 2.8%
AGNC Investment Corp. Depositary Shares
Series C, 10.67% (3 mo. Term SOFR + 5.37%), Perpetual	60,862	1,572,674
Series F, 6.13% to 4/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual(c)	620,510	15,214,905

The accompanying notes are an integral part of these financial statements.

2

Bramshill Income Performance Fund
Schedule of Investments
September 30, 2024 (Unaudited)(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Real Estate Investment Trust - (Continued)
Annaly Capital Management, Inc., Series I, 10.58% to 09/30/2024 then 3 mo. Term SOFR + 4.99%, Perpetual	396,416	$ 10,057,074
		26,844,653
Utilities - 3.7%
Brookfield Renewable Partners LP Series 17, 5.25%, Perpetual	273,839	5,654,776
Sempra Energy Depositary Shares, 4.88% to 10/15/2025 then 5 yr. CMT Rate + 4.55%, Perpetual	31,071	30,834,037
		36,488,813
TOTAL PREFERRED STOCKS (Cost $241,619,896)		238,507,433

	Par
U.S. TREASURY SECURITIES - 12.5%
United States Treasury Note/Bond, 4.13%, 08/15/2053	$124,381,000	123,729,943
TOTAL U.S. TREASURY SECURITIES (Cost $119,910,418)		123,729,943

	Shares
EXCHANGE TRADED FUNDS - 10.1%
BlackRock Short Duration Bond ETF(b)	570,303	29,222,326
iShares 0-5 Year High Yield Corporate Bond ETF	462,834	20,096,252
iShares 20+ Year Treasury Bond ETF	188,838	18,525,008
JPMorgan Ultra-Short Income ETF	580,797	29,469,640
Vanguard Long-Term Corporate Bond ETF(b)	26,931	2,187,605
TOTAL EXCHANGE TRADED FUNDS (Cost $97,898,897)		99,500,831
CLOSED END FUNDS - 1.9%
BlackRock MuniYield Quality Fund III, Inc.(b)	82,408	988,896
Nuveen AMT-Free Quality Municipal Income Fund(b)	708,219	8,477,381
Nuveen Quality Municipal Income Fund	706,461	8,745,987
TOTAL CLOSED END FUNDS (Cost $17,337,660)		18,212,264

	Shares
OPEN END FUNDS - 0.4%
Equable Shares Hedged Equity Fund - Class Institutional	306,752	$ 4,245,445
TOTAL OPEN END FUNDS (Cost $3,749,931)		4,245,445
SHORT-TERM INVESTMENTS - 20.2%
Money Market Funds - 5.6%
First American Government Obligations Fund - Class X, 4.78%(d)(e)	55,523,218	55,523,218
		55,523,218

	Par
U.S. Treasury Bills - 14.6%
5.05%, 01/09/2025(f)	$101,230,000	99,978,685
4.79%, 02/27/2025(f)	45,000,000	44,195,928
		144,174,613
TOTAL SHORT-TERM INVESTMENTS (Cost $199,493,382)		199,697,831
TOTAL INVESTMENTS - 100.2% (Cost $966,888,242)		$988,592,389
Liabilities in Excess of Other Assets - (0.2)%		(2,295,694)
TOTAL NET ASSETS - 100.0%		$986,296,695

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
AMT - Alternative Minimum Tax
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $50,705,652 or 5.1% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $3,228,978 which represented 0.3% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(e)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $4,276,409 which represented 0.4% of net assets.
(f)	The rate shown is the annualized effective yield as of September 30, 2024.
The accompanying notes are an integral part of these financial statements.

3

Bramshill Income Performance Fund
Statement of Assets and Liabilities
September 30, 2024 (Unaudited)

Assets:
Investments in securities at value (cost $965,657,563)	$988,592,389*
Deposits with broker for derivative instruments	454,112
Receivables:
Investment securities sold	4,044,702
Fund shares sold	2,897,616
Dividends and interest	6,923,530
Securities lending income	3,434
Prepaid expenses	42,935
Total assets	1,002,958,718
Liabilities:
Collateral on securities loaned	3,320,909
Payables:
Investment securities purchased	10,732,180
Fund shares redeemed	1,040,734
Distributions to shareholders	647,746
Due to Investment Advisor	672,970
Accrued administration expense	106,856
Accrued other expenses and other liabilities	140,628
Total liabilities	16,662,023
Net Assets	$986,296,695
Components of Net Assets:
Paid-in capital	$1,005,239,436
Total accumulated loss	(18,942,741)
Net assets	$986,296,695
Institutional Class:
Net Assets	$986,296,695
Shares Outstanding (unlimited number of shares authorized, no par value)	98,269,742
Net asset value, redemption price and offering price per share	$10.04

*	Includes loaned securities with market value totaling $3,228,978.
The accompanying notes are an integral part of these financial statements.

4

Bramshill Income Performance Fund
Statement of Operations
For the Period Ended September 30, 2024 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $20,146)	$5,406,376
Interest income	18,656,529
Income from securities lending	70,268
Total investment income	24,133,173
Expenses:
Advisory fees (Note 3)	3,760,379
Service fees	377,948
Administration and fund accounting fees (Note 3)	333,836
Transfer agent fees and expenses (Note 3)	110,890
Shareholder reporting fees	37,260
Custody fees (Note 3)	30,652
Registration fees	22,245
Legal fees	16,481
Audit fees	13,303
Compliance fees (Note 3)	9,326
Insurance expenses	8,715
Trustees’ fees (Note 3)	8,714
Miscellaneous expenses	5,659
Total expenses	4,735,408
Net investment income	19,397,765
Realized and Unrealized Gain (Loss)
Net realized loss on:
Investments	(6,479,465)
Swap contracts	(2,257)
Net realized loss	(6,481,722)
Net change in unrealized appreciation/(depreciation) on:
Investments	26,531,356
Swap contracts	—
Net change in appreciation/(depreciation)	26,531,356
Net realized and unrealized gain on investments and swap contracts	20,049,634
Net increase in Net Assets Resulting from Operations	$39,447,399

The accompanying notes are an integral part of these financial statements.

5

Bramshill Income Performance Fund
Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Operations:
Net investment income	$19,397,765	$33,673,884
Net realized loss on investments and swap contracts	(6,481,722)	(24,940,284)
Net change in unrealized appreciation/(depreciation) on investments	26,531,356	47,919,713
Net increase in net assets resulting from operations	39,447,399	56,653,313
Distributions to Shareholders:
Decrease in net assets from distributions to shareholders	(19,456,921)	(33,793,754)
Capital Transactions:
Proceeds from shares sold	209,879,501	339,719,470
Reinvestment of distributions	15,652,529	26,998,292
Cost of shares repurchased	(89,685,895)	(316,327,173)
Net increase in net assets from capital transactions	135,846,135	50,390,589
Total increase in net assets	155,836,613	73,250,148
Net Assets:
Beginning of period	830,460,082	757,209,934
End of period	$ 986,296,695	$830,460,082
Capital Share Transactions:
Shares sold	21,308,138	35,422,854
Shares reinvested	1,594,605	2,821,871
Shares repurchased	(9,151,285)	(33,198,673)
Net increase in shares outstanding	13,751,458	5,046,052

The accompanying notes are an integral part of these financial statements.

6

Bramshill Income Performance Fund
Financial Highlights
Institutional Class
For a capital share outstanding throughout each year presented

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$9.83	$9.53	$9.94	$10.34	$9.20	$9.97
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.22	0.44	0.30	0.21	0.33	0.31
Net realized and unrealized gain (loss) on investments	0.20	0.30	(0.41)	(0.38)	1.17	(0.76)
Total Income (Loss) from Investment Operations	0.42	0.74	(0.11)	(0.17)	1.50	(0.45)
LESS DISTRIBUTIONS:
Net investment income	(0.21)	(0.44)	(0.30)	(0.21)	(0.34)	(0.31)
Return of capital	—	—	—	(0.02)	(0.02)	(0.01)
Total distributions	(0.21)	(0.44)	(0.30)	(0.23)	(0.36)	(0.32)
Net Asset Value, End of Period	$10.04	$9.83	$9.53	$9.94	$10.34	$9.20
Total return	4.39%(2)	7.97%	(1.09)%	(1.72)%	16.40%	(4.67)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$986,297	$830,460	$757,210	$897,372	$771,520	$509,213
Ratio of expenses to average net assets(3)
Before fees waived/recouped by the Advisor	1.07%(4)	1.06%	1.14%(5)	1.07%(5)	1.04%	1.10%(5)
After fees waived/recouped by the Advisor	1.07%(4)	1.06%	1.14%(5)	1.07%(5)	1.04%	1.13%(5)
Ratio of net investment income to average net assets
Before fees waived/recouped by the Advisor	4.38%(4)	4.56%	3.04%(6)	2.01%(6)	3.27%	3.14%(6)
After fees waived/recouped by the Advisor	4.38%(4)	4.56%	3.04%(6)	2.01%(6)	3.27%	3.11%(6)
Portfolio turnover rate	21%(2)	57%	69%	55%	83%	134%

(1)	Per share amounts have been calculated using average shares method.
(2)	Not Annualized.
(3)
Ratios include only income and expenses of the funds themselves, as presented in the Statements of Operations, and do not include any additional or pro rata amounts of income or expenses from the ownership of any other investment companies (as applicable).

(4)	Annualized.
(5)
The ratios of expenses to average net assets include dividend and interest expenses. For the year ended March 31, 2020, 2022 and 2023, excluding dividend and interest expenses, the ratio of expenses to average net assets before fees waived/recouped by the Advisor were 1.05%, 1.01% and 1.03%, respectively. Excluding dividend and interest expenses, the ratio of expenses to average net assets after fees waived/recouped by the Advisor were 1.08%, 1.01% and 1.03%, respectively.

(6)
The ratios of net investment income to average net assets include dividend and interest expenses. For the year ended March 31, 2020, 2022 and 2023, excluding dividend and interest expenses, the ratio of net investment income to average net assets before fees waived/recouped by the Advisor were 3.19%, 2.07% and 3.14%, respectively. Excluding dividend and interest expenses, the ratio of net investment income to average net assets after fees waived/recouped by the Advisor were 3.16%, 2.07% and 3.14%, respectively.

The accompanying notes are an integral part of these financial statements.

7

Bramshill Income Performance Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)
Note 1 – Organization
Bramshill Income Performance Fund (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Bramshill Investments, LLC (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was April 11, 2016. The investment objective of the Fund is to maximize total return.
The Fund is the successor to the Bramshill Income Performance Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio and there are no material differences in accounting policies of the Fund and the Predecessor fund.

•	The Fund adopted the performance history of the Predecessor Fund.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.
Futures contracts are valued at the settlement price on the exchange on which they are principally traded.
Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.
Open-end funds issued by Investment Companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.

8

Bramshill Income Performance Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of September 30, 2024:

Description	Level 1	Level 2	Level 3	Total
Assets:
Investments
Corporate Bonds	$5,318,569	$299,380,073	$ —	$304,698,642
Preferred Stocks	68,939,558	169,567,875	—	238,507,433
U.S. Treasury Securities	—	123,729,943	—	123,729,943
Exchange-Traded Funds	99,500,831	—	—	99,500,831
Closed-End Funds	18,212,264	—	—	18,212,264
Open-End Funds	4,245,445	—	—	4,245,445
Money Market Funds	55,523,218	—	—	55,523,218
U.S. Treasury Bills	—	144,174,613	—	144,174,613
Total Investments	$251,739,885	$736,852,504	$—	$988,592,389

See the Schedule of Investments for further detail of investment classifications.
(B)
Securities Sold Short – The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size. The Fund incurs expense when a security sold short pays a dividend or earns interest.

(C)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

9

Bramshill Income Performance Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(D)
Return of capital estimates – Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) are generally comprised of net investment income, capital gains, and return of capital. Certain of the Fund’s investments in Closed-End Funds (“CEFs”) also make distributions comprised of net investment income and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs and CEFs based on historical data provided by the REITs and distribution notices provided by CEFs. After each calendar year end, REITs and CEFs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported are reflected in the Funds’ records in the year in which they are reported by adjusting related investment cost basis, capital gains and income, as necessary.

(E)
Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, are distributed monthly. The Fund intends to distribute all its net investment income including any cash received from its investments in CEFs and REITs, even if a portion may represent a return of capital. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(F)
Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. As of September 30, 2024, the Fund had restricted securities, all of which were Rule 144A securities, with a market value of $50,705,653 or 5.1% of the Fund’s net assets.

(G)	Deposits with Broker – At September 30, 2024, the Fund held the following amounts with Brokers:

Pershing LLC	$379,892
Wells Fargo Securities	74,220
Total	$454,112

(H)	Derivatives – The Fund invests in certain derivative instruments, as detailed below.
Futures contracts – The Fund invests in futures to adjust its sensitivity to interest rate changes and to gain exposure to U.S. Treasury securities. While hedging strategies involving derivatives can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.
Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing price of the underlying security is lower than the premium

10

Bramshill Income Performance Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
received. The Fund, as a writer of an option, has no control over whether the underlying security may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of said underlying security. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.
The Fund purchases call and put options. The Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing price of the transaction is higher than the premium paid.
Swap Contracts – The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.
As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Advisor does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.
Changes in the value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.
The average monthly volume of derivatives held by the Fund during the period ended September 30, 2024 is set forth below:

Derivative Type	Unit of Measure	Average Quantity*
Credit Default Swaps	Notional Amount	$30,000,000

*	Credit default swaps held for 1 day during the period.

11

Bramshill Income Performance Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
Derivative Investment Holdings Categorized by Risk Exposure – There were no positions in derivatives as of September 30, 2024. The following table sets forth the Fund’s realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended September 30, 2024:

Amount of Realized Loss on Derivatives
Risk Exposure Category	Swaps
Credit	$(2,257)
Total	$ (2,257)

Change in Unrealized Gain/Loss on Derivatives
Risk Exposure Category	Swap Contracts
Credit	$ —
Total	$—

(I)
Other – The Fund records security transactions on trade date. Realized gains and losses on sales of securities are reported on the basis of identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.85%. Pursuant to a contractual fee waiver and reimbursement agreement, the Advisor will waive/reimburse the Fund for expenses in excess of 1.10% of average daily net assets for Institutional Class shares, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Fund incurred $3,760,379 for Advisory fees during the period ended September 30, 2024.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a Fund within three years if the Fund’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Advisor recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect. The Fund currently has no waiver balance subject to recapture.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended September 30, 2024, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and fund accounting	$333,836
Compliance Service	9,326
Custody	30,652
Transfer Agency	110,890

12

Bramshill Income Performance Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
At September 30, 2024, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and fund accounting	$106,856
Compliance Services	3,282
Custody	9,285
Transfer Agency	32,260

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.
The Independent Trustees were paid $8,714 for their services during the period ended September 30, 2024. The Fund pays no compensation to the Interested Trustee or officers of the Trust.
Trust-level expenses are allocated across the series of the Trust.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 2024, were as follows:

	Investments	U.S. Government Obligations
Purchases	$160,658,327	$28,371,464
Sales	$ 158,228,830	$—

Note 5 – Federal Income Tax Information
At March 31, 2024, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

Tax cost of Investments	$831,591,231
Unrealized Appreciation	21,236,567
Unrealized Depreciation	(26,589,859)
Net Unrealized Depreciation	$(5,353,292)
Undistributed Ordinary Income	235,331
Other Accumulated Loss	(33,815,258)
Total Accumulated Loss	$(38,933,219)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, and basis adjustments on investments in limited partnerships.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2024, permanent differences in book and tax accounting have been reclassified to capital, and accumulated earnings as follows:

Accumulated Losses	Paid In Capital
$1,325	$(1,325)

13

Bramshill Income Performance Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
The tax character of distributions paid during the six months ended September 30, 2024 and the year ended March 31, 2024 were as follows:

	Period Ended September 30, 2024	Year Ended March 31, 2024
Distributions Paid From:
Ordinary Income	$19,456,921	$33,793,754
Total Distributions Paid	$19,456,921	$33,793,754

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of March 31, 2024, the Fund had no late-year or post-October losses.
At March 31, 2024, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$10,347,526	$23,467,732	$33,815,258

Note 6 – Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 7 – Line of Credit
The Fund has access to a $25 million secured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. During the period ended September 30, 2024, the Fund did not draw on this line of credit.
Note 8 – Securities Lending
The Fund may lend up to 33 1/3% of the securities in its portfolios to brokers, dealers, and other financial organizations that meet capital and other credit requirements under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of the securities loaned. The Fund has the right under the terms of the lending agreement to recall the securities from the borrower on demand.
The borrower of any securities will pay the Fund any accrued income while the securities are on loan. The cash collateral received is invested in a money market fund which is redeemable on demand.
There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result the Fund may lose money.

14

Bramshill Income Performance Fund
Notes to Financial Statements
September 30, 2024 (Unaudited)(Continued)
The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of September 30, 2024, the Fund had equity securities on loan with a market value of $3,228,978 and collateral value of $3,320,909 which are presented gross on the Statement of Assets and Liabilities. The fees and interest income earned through the securities lending program are reflected in the Statement of Operations.
Note 9 – Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the year end, the Fund has made the following distributions per share:

Record Date	Payable Date	Distribution Per Share
10/30/2024	10/31/2024	$0.03680861

15

Bramshill Income Performance Fund
Additional Information
September 30, 2024 (Unaudited)
Quarterly Portfolio Schedule
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.
Proxy Voting
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-877-BRAMS18 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

16

Investment Advisor
Bramshill Investments, LLC
801 Laurel Oak Drive, Suite 300A
Naples, Florida 34108
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/06/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/06/2024

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/06/2024